Term Debt - Additional Information (Detail) - USD ($)						1 Months Ended		9 Months Ended		12 Months Ended
	Nov. 19, 2019	Nov. 01, 2019	Mar. 31, 2019	Jan. 31, 2019	Dec. 10, 2018	Jul. 31, 2019	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 31, 2017
Loan And Security Amendment Agreement [Member]
Short-term Debt [Line Items]
Loss on extinguishment of debt								$ 1,038,000
XL Hybrids, Inc [Member]
Short-term Debt [Line Items]
Class of warrant or rights number of securities called by the warrants or rights								1,405,888
Amortization of debt discount								$ 973,000	$ 748,000	$ 1,598,000	$ 306,000
Unamortised debt issuance costs										985,000
Class of warrants or rights exercise price								$ 0.6046
Percentage of change in discounted cash flow								10.00%
Loss on extinguishment of debt								$ 1,038,000
Proceeds from Issuance of Long-term Debt									$ 673	2,500,000	1,000,000
Long-term Debt, Gross										$ 13,371,000
XL Hybrids, Inc [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Class of warrant or rights number of securities called by the warrants or rights								1,405,888
Class of warrants or rights exercise price								$ 0.6046
XL Hybrids, Inc [Member] | Bank Term Loan Agreement [Member]
Short-term Debt [Line Items]
Class or warrants or rights issue price					$ 0.18
Class of warrants or rights expiry date										Dec. 10, 2028
Class of warrants or rights grant date fair value					$ 0.13
Amortization of debt discount										$ 15,000	$ 0
Class or warrants or rights outstanding										300,000	200,000
Payments of Debt Issuance Costs										$ 61,000
Debt discount unamortized										$ 31,000	$ 30,000
XL Hybrids, Inc [Member] | Loan And Security Amendment Agreement [Member]
Short-term Debt [Line Items]
Class of warrant or rights number of securities called by the warrants or rights	150,000
Class or warrants or rights issue price										$ 0.14
Class of warrants or rights expiry date	Nov. 19, 2029
Amortization of debt discount										$ 1,000
Payments of Debt Issuance Costs	$ 29,000
Class of warrants or rights exercise price	$ 0.18
Debt discount unamortized										21,000
XL Hybrids, Inc [Member] | Forecast [Member] | Bank Term Loan Agreement [Member]
Short-term Debt [Line Items]
Class of warrant or rights number of securities called by the warrants or rights					100,000
XL Hybrids, Inc [Member] | Tranche One [Member] | Forecast [Member] | Bank Term Loan Agreement [Member]
Short-term Debt [Line Items]
Class of warrant or rights number of securities called by the warrants or rights					100,000
XL Hybrids, Inc [Member] | Tranche Two [Member] | Forecast [Member] | Bank Term Loan Agreement [Member]
Short-term Debt [Line Items]
Class of warrant or rights number of securities called by the warrants or rights					100,000
XL Hybrids, Inc [Member] | Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Line of credit maximum borrowing capacity					$ 3,000,000
XL Hybrids, Inc [Member] | Revolving Credit Facility [Member] | Bank Term Loan Agreement [Member]
Short-term Debt [Line Items]
Debt issuance costs gross										$ 0	25,000
XL Hybrids, Inc [Member] | Revolving Credit Facility [Member] | Revolving Credit Facility Amendment [Member]
Short-term Debt [Line Items]
Line of credit facility maturity date					Dec. 08, 2020
XL Hybrids, Inc [Member] | Loans Payable [Member]
Short-term Debt [Line Items]
Debt instrument face value					$ 2,000,000
Long term debt fixed rate of interest										7.00%
Long term debt terms of interest payment										monthly installments
Long term debt stated rate of interest										7.00%
Long-term Debt, Gross								$ 2,633,000		$ 3,100,000	1,000,000
XL Hybrids, Inc [Member] | Loans Payable [Member] | Bank Term Loan Agreement [Member]
Short-term Debt [Line Items]
Debt issuance costs gross										24,000	35,000
XL Hybrids, Inc [Member] | Loans Payable [Member] | Tranche One [Member]
Short-term Debt [Line Items]
Debt instrument face value					$ 1,000,000
Proceeds from long term loan				$ 1,000,000
XL Hybrids, Inc [Member] | Loans Payable [Member] | Tranche Two [Member]
Short-term Debt [Line Items]
Proceeds from long term loan				$ 1,000,000
XL Hybrids, Inc [Member] | Growth Capital Term Loan [Member]
Short-term Debt [Line Items]
Debt instrument face value		$ 2,000,000
Long term debt fixed rate of interest		7.00%
Debt instrument periodic payment principal										$ 50,000
Long term loan maturity date										Jun. 30, 2022
Long term debt stated rate of interest		7.00%
XL Hybrids, Inc [Member] | Growth Capital Term Loan [Member] | Tranche One [Member]
Short-term Debt [Line Items]
Debt instrument face value		$ 1,500,000
XL Hybrids, Inc [Member] | Growth Capital Term Loan [Member] | Tranche Two [Member]
Short-term Debt [Line Items]
Debt instrument face value		$ 500,000
XL Hybrids, Inc [Member] | Subordinated convertible promissory notes [Member]
Short-term Debt [Line Items]
Debt instrument face value			$ 1,000,000				$ 10,000,000	$ 10,000,000
Payments of Debt Issuance Costs										$ 180,000
Subordinated borrowing due date										Jun. 19, 2020
Subordinated notes stated rate of interest										8.00%
Interest expense on subordinated notes										$ 439,000
Percentage of redemption premium due on debt instruments								100.00%		100.00%
Debt instrument conversion price as a percentage of per share price								80.00%		80.00%
Debt instrument fair value of the combined derivative liability										$ 217,000
Amortisation of debt discount										1,282,000
Long-term Debt, Gross								$ 18,099,000		$ 10,000,000	0
Proceeds from Issuance of Debt			$ 1,000,000				1,000,000	8,100,000
XL Hybrids, Inc [Member] | Subordinated convertible promissory notes [Member] | Director [Member]
Short-term Debt [Line Items]
Long-term Debt, Gross								13,000,000
XL Hybrids, Inc [Member] | Subordinated convertible promissory notes [Member] | Subordinated Note Amendment Agreement [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Subordinated borrowing due date										Feb. 06, 2021
XL Hybrids, Inc [Member] | Subordinated convertible promissory notes [Member] | Tranche Two [Member]
Short-term Debt [Line Items]
Proceeds from subordinated notes							$ 9,000,000
XL Hybrids, Inc [Member] | Vehicle financing agreements [Member]
Short-term Debt [Line Items]
Long-term Debt, Gross								239,000		$ 271,000	$ 367,000
XL Hybrids, Inc [Member] | Vehicle financing agreements [Member] | Minimum [Member]
Short-term Debt [Line Items]
Long term debt fixed rate of interest										2.95%
Debt instrument month of maturity										2020
Long term debt stated rate of interest										2.95%
XL Hybrids, Inc [Member] | Vehicle financing agreements [Member] | Maximum [Member]
Short-term Debt [Line Items]
Long term debt fixed rate of interest										10.00%
Debt instrument month of maturity										2023
Long term debt stated rate of interest										10.00%
XL Hybrids, Inc [Member] | Prime Rate [Member]
Short-term Debt [Line Items]
Debt instrument periodic payment principal						$ 67,000
Long term loan maturity date										Dec. 31, 2021
XL Hybrids, Inc [Member] | Prime Rate [Member] | Loans Payable [Member]
Short-term Debt [Line Items]
Debt Instrument, Basis Spread on Variable Rate										2.00%
XL Hybrids, Inc [Member] | Prime Rate [Member] | Growth Capital Term Loan [Member]
Short-term Debt [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.00%
XL Hybrids, Inc [Member] | Rate One [Member] | Prime Rate [Member] | Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Debt Instrument, Basis Spread on Variable Rate					1.50%
XL Hybrids, Inc [Member] | Rate Two [Member] | Prime Rate [Member] | Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Debt Instrument, Basis Spread on Variable Rate					2.50%
XL Hybrids, Inc [Member] | Investor Term And Bridge Notes | Series C Warrants [Member]
Short-term Debt [Line Items]
Class of warrant or rights number of securities called by the warrants or rights												1,405,888
Class or warrants or rights issue price												$ 0.6046
Class of warrants or rights expiry date												Jul. 15, 2026
Class of warrants or rights grant date fair value													$ 0.31
Amortization of debt discount												$ 146,000
Unamortised debt issuance costs												$ 226,000
XL Hybrids, Inc [Member] | Payroll Protection Program Loan [Member]
Short-term Debt [Line Items]
Proceeds from Issuance of Long-term Debt								$ 1,100,000